Shareholder Report, Holdings (Details) - C000269502	Jun. 30, 2026
39818450Union Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
39818543National Grid PLC
Holdings [Line Items]
Percent of Net Asset Value	5.00%
39818464Williams Cos, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
39818183CenterPoint Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
39818137Atmos Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
39818479Xcel Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
39818384NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
39818169Canadian National Railway Co.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
39818421Targa Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
39818593Aena S.M.E. S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Cash and Cash equivalents Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Energy
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	30.60%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	49.20%